Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	1.89750%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,440,821.75

Principal:
Principal Collections	$18,475,550.09
Prepayments in Full	$7,408,338.34
Liquidation Proceeds	$493,548.93
Recoveries	$68,193.18
Sub Total	$26,445,630.54
Collections	$27,886,452.29

Purchase Amounts:
Purchase Amounts Related to Principal	$197,537.49
Purchase Amounts Related to Interest	$708.61
Sub Total	$198,246.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,084,698.39

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,084,698.39
Servicing Fee	$520,400.84	$520,400.84	$0.00	$0.00	$27,564,297.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,564,297.55
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,564,297.55
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,564,297.55
Interest - Class A-3 Notes	$407,223.41	$407,223.41	$0.00	$0.00	$27,157,074.14
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$27,004,466.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,004,466.14
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$26,943,554.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,943,554.89
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$26,896,581.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,896,581.89
Regular Principal Payment	$24,646,164.92	$24,646,164.92	$0.00	$0.00	$2,250,416.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,250,416.97
Residual Released to Depositor	$0.00	$2,250,416.97	$0.00	$0.00	$0.00
Total		$28,084,698.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,646,164.92
Total					$24,646,164.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,646,164.92	$64.52	$407,223.41	$1.07	$25,053,388.33	$65.59
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$24,646,164.92	$18.72	$667,715.66	$0.51	$25,313,880.58	$19.23

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$367,419,617.30	0.9618315	$342,773,452.38	0.8973127
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$553,749,617.30	0.4205172	$529,103,452.38	0.4018009

Pool Information
Weighted Average APR	2.826%	2.820%
Weighted Average Remaining Term	38.00	37.16
Number of Receivables Outstanding	37,796	37,058
Pool Balance	$624,481,008.46	$597,308,433.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$582,351,823.50	$557,298,069.95
Pool Factor	0.4396830	0.4205514

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$8,959,626.50
Yield Supplement Overcollateralization Amount	$40,010,363.16
Targeted Overcollateralization Amount	$68,204,980.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,204,980.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$597,600.50
(Recoveries)		92	$68,193.18
Net Loss for Current Collection Period			$529,407.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0173%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6898%
Second Prior Collection Period			0.7960%
Prior Collection Period			0.5811%
Current Collection Period			1.0399%
Four Month Average (Current and Prior Three Collection Periods)			0.7767%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,194	$10,051,391.92
(Cumulative Recoveries)			$937,514.81
Cumulative Net Loss for All Collection Periods			$9,113,877.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6417%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,581.31
Average Net Loss for Receivables that have experienced a Realized Loss			$4,154.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	409	$8,619,827.37
61-90 Days Delinquent	0.18%	51	$1,098,402.39
91-120 Days Delinquent	0.04%	9	$223,559.93
Over 120 Days Delinquent	0.10%	29	$590,584.54
Total Delinquent Receivables	1.76%	498	$10,532,374.23

Repossession Inventory:
Repossessed in the Current Collection Period		27	$641,068.49
Total Repossessed Inventory		51	$1,178,135.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2279%
Prior Collection Period			0.2381%
Current Collection Period			0.2402%
Three Month Average			0.2354%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3202%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer